UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended December 31, 2008

Check here if Amendment:           |X|; Amendment Number:   1
                                                          -----

This Amendment (Check only one):   |X| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Harbinger Capital Partners Master Fund I, Ltd.*

Address:  c/o International Fund Services (Ireland) Limited
              Third Floor, Bishop's Square
              Redmond's Hill, Dublin 2, Ireland


13F File Number: 028-11249

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


* NOTE: THE VALUES REPORTED HEREIN REFLECT THE MARKET VALUES OF CERTAIN SECURITIES HELD AT LEHMAN BROTHERS INTERNATIONAL (EUROPE) ("LBIE") AS OF DECEMBER 31, 2008. THE REPORTING PERSON BELIEVES THAT ALL OR A PORTION OF SUCH SECURITIES WILL HAVE GREATER VALUES FOR PURPOSES OF OFFSETTING AMOUNTS OWED BY THE REPORTING PERSON TO LBIE AND IS NOT WAIVING ANY RIGHTS TO CLAIM HIGHER VALUES IN CONNECTION WITH THE ADMINISTRATION OF LBIE OR ANY SIMILAR PROCEEDING AFFECTING LEHMAN BROTHERS HOLDINGS, INC. OR ITS AFFILIATES OR SUBSIDIARIES.



Person Signing this Report on Behalf of Reporting Manager:

By: Harbinger Capital Partners Offshore Manager, L.L.C.
By: HMC Investors, L.L.C., Managing Member

By:     Joel B. Piassick
Title:  Executive Vice-President and General Counsel
Phone:  (205) 987-5596


Signature, Place and Date of Signing:


/s/ Joel B. Piassick              Birmingham, AL          February 20, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

Form 13F File Number            Name



         -----------------------     --------------------------

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       2

Form 13F Information Table Entry Total:  29

Form 13F Information Table Value Total:  $2,214,072
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.  Form 13F File Number    Name

1.   028-10751               HMC Investors, L.L.C.
2.   028-11250               Harbinger Capital Partners Offshore Manager, L.L.C.
---  -------------------     ---------------------------------------------------

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
                                                      FORM 13F INFORMATION TABLE





COLUMN 1                      COLUMN  2        COLUMN 3   COLUMN 4         COLUMN 5       COLUMN 6       COL 7       COLUMN 8

                              TITLE                       VALUE       SHRS OR    SH/ PUT/ INVESTMENT     OTHER   VOTING AUTHORITY
NAME OF ISSUER                OF CLASS         CUSIP      (X$1000)    PRN AMT    PRN CALL DISCRETION     MGRS  SOLE      SHARED NONE
--------------                --------         -----      --------    -------    --- ---- ----------     ----  ----      ------ ----
ALPHA NATURAL RESOURCES INC   COM              02076X102    4,803        296,667 SH       SHARED-DEFINED 1,2     296,667  0      0
ASHLAND INC NEW               COM              044209104    3,465        329,650 SH       SHARED-DEFINED 1,2     329,650  0      0
ATLAS AIR WORLDWIDE HLDGS IN  COM NEW          049164205  138,185      7,311,376 SH       SHARED-DEFINED 1,2   7,311,376  0      0
AUGUSTA RES CORP              COM NEW          050912203    4,733     10,643,076 SH       SHARED-DEFINED 1,2  10,643,076  0      0
CABLEVISION SYS CORP          CL A NY CABLVS   12686C109  220,442     13,090,351 SH       SHARED-DEFINED 1,2  13,090,351  0      0
CALPINE CORP                  COM NEW          131347304  526,812     72,364,220 SH       SHARED-DEFINED 1,2  72,364,220  0      0
CLIFFS NATURAL RESOURCES INC  COM              18683K101  234,684      9,163,764 SH       SHARED-DEFINED 1,2   9,163,764  0      0
CONSOL ENERGY INC             COM              20854P109  225,782      7,900,000 SH       SHARED-DEFINED 1,2   7,900,000  0      0
CONSTELLATION ENERGY GROUP I  COM              210371100   42,490      1,693,523 SH       SHARED-DEFINED 1,2   1,693,523  0      0
ELECTRONIC ARTS INC           COM              285512109   76,158      4,748,000 SH       SHARED-DEFINED 1,2   4,748,000  0      0
GENERAL MOLY INC              COM              370373102      382        323,596 SH       SHARED-DEFINED 1,2     323,596  0      0
HUGHES COMMUNICATIONS INC     COM              444398101   21,524      1,350,337 SH       SHARED-DEFINED 1,2   1,350,337  0      0
ICO GLOBAL COMM HLDGS LTD DE  CL A             44930K108    5,667      5,014,950 SH       SHARED-DEFINED 1,2   5,014,950  0      0
LEAP WIRELESS INTL INC        COM NEW          521863308  182,852      6,800,000 SH       SHARED-DEFINED 1,2   6,800,000  0      0
MEDIA GEN INC                 CL A             584404107    1,567        895,371 SH       SHARED-DEFINED 1,2     895,371  0      0
MEDIVATION INC                COM              58501N101   11,688        802,205 SH       SHARED-DEFINED 1,2     802,205  0      0
MIRANT CORP NEW               COM              60467R100   11,238        595,573 SH       SHARED-DEFINED 1,2     595,573  0      0
NAVISTAR INTL CORP NEW        COM              63934E108  149,660      7,000,000 SH       SHARED-DEFINED 1,2   7,000,000  0      0
NEW YORK TIMES CO             CL A             650111107  209,187     28,538,434 SH       SHARED-DEFINED 1,2  28,538,434  0      0
OWENS CORNING NEW             *W EXP 10/30/201 690742127      285        475,000 SH       SHARED-DEFINED 1,2     475,000  0      0
RTI INTL METALS INC           COM              74973W107    4,736        330,954 SH       SHARED-DEFINED 1,2     330,954  0      0
SERACARE LIFE SCIENCES INC D  COM              81747T104    4,735      3,670,843 SH       SHARED-DEFINED 1,2   3,670,843  0      0
SOLUTIA INC                   COM NEW          834376501   96,053     21,345,085 SH       SHARED-DEFINED 1,2  21,345,085  0      0
SOUTHERN UN CO NEW            COM              844030106      619         47,461 SH       SHARED-DEFINED 1,2      47,461  0      0
SPECTRUM BRANDS INC           COM              84762L105       39        437,500 SH       SHARED-DEFINED 1,2     437,500  0      0
TERRESTAR CORP                COMMON STOCK     881451108   10,782     26,954,794 SH       SHARED-DEFINED 1,2  26,954,794  0      0
PROSHARES TR                  PSHS ULTSHT FINL 74347R628   12,876        125,000 SH       SHARED-DEFINED 1,2     125,000  0      0
UNITED STATES OIL FUND LP     UNITS            91232N108   36,410      1,100,000 SH  PUT  SHARED-DEFINED 1,2   1,100,000  0      0
WILLIAMS SONOMA INC           COM              969904101   12,264      1,560,274 SH       SHARED-DEFINED 1,2   1,560,274  0      0


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